Schedule of Investments (unaudited)	iShares® MSCI Intl Value Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.4%
AGL Energy Ltd.	85,762	$369,860
Aurizon Holdings Ltd.	217,363	554,159
BHP Group PLC	186,775	4,933,021
BlueScope Steel Ltd.	67,551	1,055,559
Computershare Ltd.	76,860	1,093,669
Fortescue Metals Group Ltd.	291,377	3,036,159
Glencore PLC	1,702,967	8,515,823
Origin Energy Ltd.	277,997	1,064,723
Rio Tinto Ltd.	34,738	2,379,995
Rio Tinto PLC	171,664	10,703,502
Santos Ltd.	104,343	547,912
Sonic Healthcare Ltd.	45,086	1,368,111
South32 Ltd.	832,632	2,246,094
Stockland	402,027	1,385,763
		39,254,350
Austria — 0.4%
Erste Group Bank AG	30,104	1,291,031
OMV AG	19,785	1,197,850
Raiffeisen Bank International AG	37,025	1,081,867
voestalpine AG	14,325	544,079
		4,114,827
Belgium — 0.7%
Anheuser-Busch InBev SA/NV	77,594	4,746,206
Etablissements Franz Colruyt NV	3,287	161,385
Proximus SADP	16,089	302,981
Solvay SA	7,898	938,852
UCB SA	18,481	2,208,953
		8,358,377
Canada — 3.2%
AltaGas Ltd.	55,272	1,144,205
Atco Ltd., Class I, NVS	5,597	189,943
B2Gold Corp.	73,418	303,140
Bausch Health Cos Inc.(a)	97,130	2,722,559
Canadian Tire Corp. Ltd., Class A, NVS	5,146	730,902
CGI Inc.(a)	31,696	2,831,537
Empire Co. Ltd., Class A, NVS	30,648	916,270
Fairfax Financial Holdings Ltd.	2,523	1,021,860
George Weston Ltd.	13,790	1,489,980
iA Financial Corp. Inc.	8,718	515,712
Kinross Gold Corp.	167,474	1,006,793
Kirkland Lake Gold Ltd.	16,423	692,298
Loblaw Companies Ltd.	30,838	2,319,328
Lundin Mining Corp.	67,967	591,471
Magna International Inc.	37,851	3,078,911
Manulife Financial Corp.	233,785	4,554,425
Metro Inc.	30,283	1,523,693
Open Text Corp.	78,100	3,934,029
Power Corp. of Canada	54,771	1,824,225
Teck Resources Ltd., Class B	148,969	4,157,554
West Fraser Timber Co. Ltd.	10,595	848,302
Yamana Gold Inc.	73,586	288,969
		36,686,106
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	599	1,644,650
AP Moller - Maersk A/S, Class B, NVS	1,251	3,625,332
Danske Bank A/S	114,535	1,938,118
		7,208,100
Security	Shares	Value

Finland — 1.2%
Fortum OYJ	65,749	$1,955,379
Nokia OYJ(a)	1,946,343	11,171,045
		13,126,424
France — 10.9%
Atos SE	57,283	2,988,607
AXA SA	283,331	8,242,944
BNP Paribas SA	220,608	14,766,884
Bollore SA	75,869	440,966
Bouygues SA	46,520	1,884,772
Capgemini SE	32,058	7,474,734
Carrefour SA	174,948	3,167,233
Cie. de Saint-Gobain	114,150	7,877,781
Cie. Generale des Etablissements Michelin SCA	20,572	3,234,277
CNP Assurances	41,820	1,047,807
Credit Agricole SA	228,603	3,448,924
Danone SA	61,355	3,999,471
Dassault Aviation SA	2,380	248,719
Eiffage SA	13,885	1,429,116
Electricite de France SA	161,281	2,376,952
Engie SA	459,575	6,537,522
Faurecia SE	19,742	1,031,085
Ipsen SA	5,463	565,387
Orange SA	356,631	3,889,043
Publicis Groupe SA	34,780	2,334,900
Renault SA(a)	50,564	1,822,027
Sanofi	196,112	19,698,295
SCOR SE	16,062	540,729
Societe Generale SA	228,483	7,632,228
Thales SA	11,294	1,042,193
TotalEnergies SE	226,604	11,347,184
Valeo	12,170	357,580
Vinci SA	47,687	5,098,226
		124,525,586
Germany — 6.9%
Bayer AG, Registered	253,566	14,290,385
Bayerische Motoren Werke AG	64,838	6,550,972
Commerzbank AG(a)	242,331	1,769,714
Continental AG(a)	12,363	1,453,535
Covestro AG(b)	10,566	676,632
Daimler AG, Registered	151,682	15,056,322
Deutsche Bank AG, Registered(a)	362,223	4,652,866
Deutsche Telekom AG, Registered.	280,389	5,214,436
Evonik Industries AG	15,062	488,021
Fresenius Medical Care AG & Co. KGaA	33,149	2,202,057
Fresenius SE & Co. KGaA	88,694	4,031,475
HeidelbergCement AG	31,954	2,406,293
Henkel AG & Co. KGaA	11,764	982,439
LANXESS AG	5,548	373,837
Merck KGaA	13,320	3,147,846
RWE AG	46,621	1,794,519
Siemens AG, Registered	58,328	9,483,076
Uniper SE	33,693	1,489,454
United Internet AG, Registered(c)	11,324	417,860
Volkswagen AG(d)	7,117	2,313,721
		78,795,460
Hong Kong — 2.5%
BOC Hong Kong Holdings Ltd.	200,000	633,769
CK Asset Holdings Ltd.	1,030,500	6,365,454
CK Hutchison Holdings Ltd.	1,148,000	7,696,674

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
CK Infrastructure Holdings Ltd.	96,500	$581,798
Hongkong Land Holdings Ltd.	182,800	1,009,471
Jardine Matheson Holdings Ltd.	56,400	3,275,887
Sino Land Co. Ltd.	1,520,000	1,997,865
Sun Hung Kai Properties Ltd.	303,000	4,017,272
Swire Pacific Ltd., Class A	108,000	678,952
WH Group Ltd.(b)	2,956,000	2,072,197
Xinyi Glass Holdings Ltd.	138,000	388,876
		28,718,215
Israel — 0.7%
Bank Hapoalim BM	144,390	1,422,091
Bank Leumi Le-Israel BM	162,539	1,552,957
Check Point Software Technologies Ltd.(a)(d)	10,388	1,242,405
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A(a)	105,306	636,283
Teva Pharmaceutical Industries Ltd., ADR(a)(d)	395,073	3,452,938
		8,306,678
Italy — 2.7%
Atlantia SpA(a)	39,943	772,033
CNH Industrial NV	112,983	1,946,195
Enel SpA	1,125,297	9,420,742
Eni SpA	225,939	3,238,257
Intesa Sanpaolo SpA	2,187,433	6,217,070
Mediobanca Banca di Credito Finanziario SpA(a)	82,450	983,853
Telecom Italia SpA/Milano	2,686,845	958,531
UniCredit SpA	587,145	7,761,728
		31,298,409
Japan — 36.1%
AGC Inc.	49,000	2,439,982
Aisin Corp.	30,700	1,123,398
Asahi Group Holdings Ltd.	92,900	4,215,825
Asahi Kasei Corp.	180,000	1,890,963
Astellas Pharma Inc.	274,000	4,619,303
Bridgestone Corp.	76,900	3,402,001
Brother Industries Ltd.	116,300	2,248,537
Canon Inc.	376,700	8,565,920
Central Japan Railway Co.	32,100	4,761,732
Chiba Bank Ltd. (The)	103,900	643,994
Chubu Electric Power Co. Inc.	250,100	2,588,817
Concordia Financial Group Ltd.	226,300	899,468
Dai Nippon Printing Co. Ltd.	57,100	1,414,656
Dai-ichi Life Holdings Inc.	103,200	2,171,179
Daito Trust Construction Co. Ltd.	27,100	3,359,968
Daiwa House Industry Co. Ltd.	143,200	4,724,193
Daiwa House REIT Investment Corp.	247	708,799
Daiwa Securities Group Inc.	200,400	1,125,877
Denso Corp.	50,500	3,661,005
Dentsu Group Inc.	21,700	792,998
ENEOS Holdings Inc.	582,000	2,346,769
Fuji Electric Co. Ltd.	23,000	1,124,645
FUJIFILM Holdings Corp.	144,100	11,135,670
Fujitsu Ltd.	61,800	10,680,873
Hankyu Hanshin Holdings Inc.	35,100	1,088,295
Hino Motors Ltd.	58,700	555,283
Hirose Electric Co. Ltd.	6,100	1,020,108
Hitachi Construction Machinery Co. Ltd.	17,700	564,735
Hitachi Ltd.	326,600	18,820,174
Honda Motor Co. Ltd.	363,500	10,751,553
Hulic Co. Ltd.	82,000	788,471
Security	Shares	Value

Japan (continued)
Ibiden Co. Ltd.	11,800	$709,014
Idemitsu Kosan Co. Ltd.	32,000	873,994
Iida Group Holdings Co. Ltd.	30,200	744,566
Inpex Corp.	235,400	1,963,076
Isuzu Motors Ltd.	108,200	1,455,593
Itochu Corp.	352,100	10,042,197
Japan Post Bank Co. Ltd.	87,100	679,556
Japan Post Holdings Co. Ltd.	408,400	3,138,105
Japan Post Insurance Co. Ltd.	37,000	600,313
Japan Tobacco Inc.	288,200	5,657,704
JFE Holdings Inc.	159,200	2,432,646
Kajima Corp.	156,300	1,924,483
Kansai Electric Power Co. Inc. (The)	282,700	2,602,850
KDDI Corp.	217,600	6,654,204
Kirin Holdings Co. Ltd.	108,900	1,895,496
Koito Manufacturing Co. Ltd.	6,600	374,472
Komatsu Ltd.	131,700	3,449,394
Kubota Corp.	89,900	1,915,139
Kurita Water Industries Ltd.	9,800	484,037
Kyocera Corp.	123,500	7,230,548
Lawson Inc.	7,900	382,041
Lixil Corp.	42,200	1,084,113
Marubeni Corp.	639,900	5,429,756
Mazda Motor Corp.(a)	108,800	978,577
Medipal Holdings Corp.	44,600	806,913
MEIJI Holdings Co. Ltd.	18,600	1,173,823
Minebea Mitsumi Inc.	48,900	1,238,003
Mitsubishi Chemical Holdings Corp.	269,300	2,229,110
Mitsubishi Corp.	404,000	12,846,376
Mitsubishi Electric Corp.	309,600	4,157,752
Mitsubishi Estate Co. Ltd.	268,900	4,086,469
Mitsubishi Gas Chemical Co. Inc.	33,300	670,204
Mitsubishi HC Capital Inc.	97,500	488,884
Mitsubishi Heavy Industries Ltd.	81,100	2,073,959
Mitsubishi UFJ Financial Group Inc.	2,795,100	15,326,915
Mitsui & Co. Ltd.	519,900	11,897,658
Mitsui Chemicals Inc.	33,400	993,110
Mizuho Financial Group Inc.	567,470	7,489,451
MS&AD Insurance Group Holdings Inc.	24,900	804,453
Murata Manufacturing Co. Ltd.	52,100	3,864,702
Nabtesco Corp.	11,700	379,707
NEC Corp.	91,800	4,700,344
NGK Insulators Ltd.	49,800	829,227
NH Foods Ltd.	20,800	731,488
Nippon Express Co. Ltd.	15,800	988,993
Nippon Steel Corp.	212,000	3,716,945
Nippon Telegraph & Telephone Corp.	231,600	6,489,185
Nippon Yusen KK	47,700	3,437,132
Nissan Motor Co. Ltd.(a)	232,400	1,182,883
Nisshin Seifun Group Inc.	26,000	410,556
Nitto Denko Corp.	11,500	898,611
Nomura Holdings Inc.	591,600	2,817,504
Nomura Real Estate Holdings Inc.	21,200	516,843
NSK Ltd.	77,800	522,774
NTT Data Corp.	136,300	2,734,289
Obayashi Corp.	247,500	2,089,453
Oji Holdings Corp.	173,100	858,011
Ono Pharmaceutical Co. Ltd.	26,900	564,408
ORIX Corp.	231,900	4,609,311
Orix JREIT Inc.	148	245,548

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Osaka Gas Co. Ltd.	90,000	$1,450,618
Otsuka Holdings Co. Ltd.	70,200	2,776,357
Panasonic Corp.	252,300	3,119,948
Renesas Electronics Corp.(a)	140,700	1,730,810
Resona Holdings Inc.	528,400	1,984,987
Ricoh Co. Ltd.	343,400	3,343,973
Rohm Co. Ltd.	29,000	2,651,688
Santen Pharmaceutical Co. Ltd.	26,600	374,926
SCSK Corp.	28,500	576,757
Secom Co. Ltd.	13,700	933,963
Seiko Epson Corp.	118,700	2,113,580
Sekisui Chemical Co. Ltd.	46,600	765,579
Sekisui House Ltd.	105,200	2,187,189
Seven & i Holdings Co.Ltd.	174,900	7,343,135
Shimizu Corp.	177,600	1,301,247
Shionogi & Co. Ltd.	32,100	2,092,928
Shizuoka Bank Ltd. (The)	86,200	694,115
Sohgo Security Services Co. Ltd.	3,300	141,186
Stanley Electric Co. Ltd.	19,500	491,501
Subaru Corp.	111,700	2,190,972
SUMCO Corp.	75,600	1,444,611
Sumitomo Chemical Co. Ltd.	297,000	1,463,115
Sumitomo Corp.	378,000	5,386,372
Sumitomo Dainippon Pharma Co. Ltd.	31,000	438,388
Sumitomo Electric Industries Ltd.	127,000	1,685,654
Sumitomo Metal Mining Co. Ltd.	37,200	1,443,073
Sumitomo Mitsui Financial Group Inc.	308,100	9,997,732
Sumitomo Mitsui Trust Holdings Inc.	68,900	2,266,385
Suntory Beverage & Food Ltd.	21,500	834,252
Suzuki Motor Corp.	44,600	1,989,020
T&D Holdings Inc.	53,300	683,607
Taisei Corp.	56,000	1,757,231
Taisho Pharmaceutical Holdings Co. Ltd.	4,900	262,939
Takeda Pharmaceutical Co. Ltd.	185,700	5,211,821
TDK Corp.	131,400	4,776,782
TIS Inc.	50,200	1,367,592
Tohoku Electric Power Co. Inc.	143,200	929,100
Tokyo Electric Power Co. Holdings Inc.(a)	894,000	2,476,382
Tokyo Gas Co. Ltd.	54,400	944,000
Toppan Inc.	82,600	1,333,339
Toray Industries Inc.	185,700	1,157,192
Toshiba Corp.	45,100	1,945,259
Tosoh Corp.	54,900	924,572
Toyo Suisan Kaisha Ltd.	16,900	728,206
Toyota Industries Corp.	22,400	1,904,282
Toyota Motor Corp.	1,716,400	30,284,427
Toyota Tsusho Corp.	59,300	2,572,207
Yamada Holdings Co. Ltd.	114,800	438,685
Yamaha Motor Co. Ltd.	43,100	1,201,361
Yokogawa Electric Corp.	49,600	991,119
		412,912,223
Netherlands — 6.1%
ABN AMRO Bank NV, CVA(b)	67,419	991,579
Aegon NV	547,610	2,777,636
ArcelorMittal SA	206,035	6,968,131
EXOR NV	11,518	1,086,503
ING Groep NV	643,585	9,762,478
JDE Peet's NV	5,081	147,953
Koninklijke Ahold Delhaize NV	268,982	8,750,644
NN Group NV	79,748	4,263,070
Security	Shares	Value

Netherlands (continued)
Randstad NV	15,850	$1,138,781
Royal Dutch Shell PLC, Class A	476,324	10,912,047
Royal Dutch Shell PLC, Class B	448,611	10,295,049
Stellantis NV	612,071	12,219,660
		69,313,531
Norway — 0.4%
Equinor ASA	57,882	1,466,633
Norsk Hydro ASA	183,877	1,350,663
Orkla ASA	43,634	424,402
Yara International ASA	19,729	1,031,094
		4,272,792
Singapore — 0.5%
Keppel Corp. Ltd.	301,900	1,204,758
Singapore Telecommunications Ltd.	708,900	1,315,176
UOL Group Ltd.	56,800	304,643
Venture Corp. Ltd.	76,400	1,067,179
Wilmar International Ltd.	449,600	1,437,435
		5,329,191
Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	51,876	1,359,650
Banco Bilbao Vizcaya Argentaria SA	1,144,698	8,010,741
Banco Santander SA	3,151,462	11,953,757
CaixaBank SA	671,525	1,930,409
Repsol SA	246,972	3,163,349
Telefonica SA	933,580	4,055,152
		30,473,058
Sweden — 0.9%
Boliden AB	34,499	1,216,235
ICA Gruppen AB	11,333	585,917
Securitas AB, Class B	31,870	527,980
Skanska AB, Class B	34,610	879,990
SKF AB, Class B	36,507	847,882
Swedbank AB, Class A	49,667	1,077,213
Telefonaktiebolaget LM Ericsson, Class B	265,838	2,901,729
Telia Co. AB	204,816	806,738
Volvo AB, Class B	84,667	1,974,362
		10,818,046
Switzerland — 4.7%
Adecco Group AG, Registered	14,491	730,057
Credit Suisse Group AG, Registered	469,850	4,887,242
Holcim Ltd.	56,393	2,813,027
Novartis AG, Registered	298,247	24,668,816
Roche Holding AG, NVS	36,682	14,210,385
Siemens Energy AG(a)	38,168	1,095,444
Swatch Group AG (The), Registered	5,222	277,806
Swiss Life Holding AG, Registered	2,163	1,186,549
UBS Group AG, Registered	221,485	4,031,620
		53,900,946
United Kingdom — 13.0%
3i Group PLC	126,105	2,355,013
Anglo American PLC	235,405	8,955,518
Associated British Foods PLC	50,093	1,225,067
Aviva PLC	751,239	4,053,623
BAE Systems PLC	416,419	3,139,866
Barclays PLC	4,175,226	11,521,424
Barratt Developments PLC	136,574	1,239,829
Berkeley Group Holdings (The)	12,863	767,260
BP PLC	1,761,462	8,438,989

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	876,277	$30,480,784
British Land Co. PLC (The)	129,784	876,298
BT Group PLC(a)	1,906,298	3,621,640
Coca-Cola Europacific Partners PLC	22,355	1,176,991
DCC PLC	9,527	794,936
Evraz PLC	77,787	660,723
GlaxoSmithKline PLC	498,957	10,358,761
HSBC Holdings PLC	1,851,370	11,154,822
Imperial Brands PLC	370,019	7,807,835
Informa PLC(a)	122,770	873,378
J Sainsbury PLC	695,930	2,850,431
Kingfisher PLC	316,980	1,454,808
Lloyds Banking Group PLC	11,263,604	7,708,594
M&G PLC	355,452	971,130
Melrose Industries PLC	736,608	1,589,265
Natwest Group PLC	831,092	2,505,887
Pearson PLC	71,592	589,104
Persimmon PLC	33,180	1,236,230
Phoenix Group Holdings PLC	37,497	336,668
Standard Chartered PLC	582,839	3,941,740
Taylor Wimpey PLC	466,997	988,077
Tesco PLC	1,699,671	6,275,638
Vodafone Group PLC	4,815,662	7,097,569
WPP PLC	149,767	2,164,848
		149,212,746
Total Common Stocks — 97.6%
(Cost: $1,098,741,989)		1,116,625,065

Preferred Stocks

Germany — 1.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	14,306	1,219,468
Porsche Automobil Holding SE, Preference Shares, NVS	45,020	4,685,521
Security	Shares	Value

Germany (continued)
Volkswagen AG, Preference Shares, NVS	42,039	$9,434,872
		15,339,861
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,705,974	648,566

Total Preferred Stocks — 1.4%
(Cost: $15,828,840)		15,988,427

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(e)(f)(g)	5,587,179	5,589,973
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	280,000	280,000
		5,869,973
Total Short-Term Investments — 0.5%
(Cost: $5,869,973)		5,869,973

Total Investments in Securities — 99.5%
(Cost: $1,120,440,802)		1,138,483,465

Other Assets, Less Liabilities — 0.5%		6,016,469

Net Assets — 100.0%		$1,144,499,934

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	All or a portion of this security is on loan.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,589,973	(a)	$—		$—	$—	$5,589,973	5,587,179	$88,022	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	—		(30,000	)(a)	—	—	280,000	280,000	3		—
						$—	$—	$5,869,973		$88,025		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
October 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	22	12/09/21	$3,854	$(60,879)
Euro STOXX 50 Index	74	12/17/21	3,628	98,470
FTSE 100 Index	42	12/17/21	4,152	50,321
				$87,912

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$43,144,357	$1,073,480,708	$—	$1,116,625,065
Preferred Stocks	—	15,988,427	—	15,988,427
Money Market Funds	5,869,973	—	—	5,869,973
	$49,014,330	$1,089,469,135	$—	$1,138,483,465
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$148,791	$—	$148,791
Liabilities
Futures Contracts	—	(60,879)	—	(60,879)
	$—	$87,912	$—	$87,912

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust